Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.4%
	Apartments – 46.6%
41,273	American Campus Communities Inc.	$1,963,769
77,567	American Homes 4 Rent, Class A	1,762,322
46,816	Apartment Investment & Management Company, Class A	2,354,377
13,528	AvalonBay Communities Inc.	2,715,475
26,826	Camden Property Trust	2,722,839
35,951	Equity Residential	2,707,829
9,398	Essex Property Trust Inc.	2,718,278
14,734	Front Yard Residential Corp	136,584
27,008	Independence Realty Trust Inc.	291,416
101,930	Invitation Homes Inc.	2,479,957
25,311	Mid-America Apartment Communities Inc.	2,767,252
59,195	UDR Inc.	2,691,005
	Total Apartments	25,311,103
	Diversified – 0.2%
12,056	CorePoint Lodging Inc.	134,665
	Hotels – 25.8%
64,770	Apple Hospitality REIT Inc.	1,055,751
26,222	Ashford Hospitality Trust Inc.	124,555
14,088	Chatham Lodging Trust	271,053
18,383	Chesapeake Lodging Trust	511,231
60,921	DiamondRock Hospitality Co	659,774
10,880	Hersha Hospitality Trust	186,483
49,529	Hospitality Properties Trust	1,303,108
134,020	Host Hotels & Resorts Inc.	2,532,978
60,604	Park Hotels & Resorts Inc.	1,883,572
39,311	Pebblebrook Hotel Trust	1,221,000
52,768	RLJ Lodging Trust	927,134
15,461	Ryman Hospitality Properties Inc.	1,271,513
31,704	Summit Hotel Properties Inc.	361,743
68,746	Sunstone Hotel Investors Inc.	989,942
33,902	Xenia Hotels & Resorts Inc.	742,793
	Total Hotels	14,042,630
	Manufactured Homes – 10.0%
23,773	Equity LifeStyle Properties Inc.	2,717,254

Nuveen Short-Term REIT ETF (NURE) (continued)
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Manufactured Homes (continued)
22,898	Sun Communities Inc.	$2,713,871
	Total Manufactured Homes	5,431,125
	Self-Storage – 16.8%
56,114	CubeSmart	1,797,893
27,190	Extra Space Storage Inc.	2,770,933
14,045	Life Storage Inc.	1,366,157
17,152	National Storage Affiliates Trust	489,003
12,402	Public Storage	2,700,908
	Total Self-Storage	9,124,894
	Total Long-Term Investments (cost $49,424,888)	54,044,417
	Other Assets Less Liabilities – 0.6%	303,043
	Net Assets – 100%	$54,347,460
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$54,044,417	$ —	$ —	$54,044,417

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
REIT	Real Estate Investment Trust
      3